Income Taxes - Schedule of Income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred:
Deferred Income Tax Expense (Benefit), Total			$ 29,183	$ 0
Total:
Total income tax (benefit)	$ (29,199)	$ (47)	$ (29,011)	$ (93)
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Current:
U.S. federal income tax (benefit)					$ 0	$ 0	$ 0
State and local income tax (benefit)					359	81	0
Foreign income tax (benefit)					14	0	0
Current Income Tax Expense (Benefit), Total					373	81	0
Deferred:
U.S. federal income tax (benefit)					0	0	0
State and local income tax (benefit)					(475)	159	(180)
Foreign income tax (benefit)					0	0	0
Deferred Income Tax Expense (Benefit), Total					(475)	159	(180)
Total:
U.S. federal income tax (benefit)					0	0	0
State and local income tax (benefit)					(116)	240	(180)
Foreign income tax (benefit)					14	0	0
Total income tax (benefit)					$ (102)	$ 240	$ (180)